Impairment of Long-Lived Assets - Summary of Key Assumptions Used in Value in Use Calculations and Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2018
Brazil CGU [member]
Disclosure of information for cash-generating units [line items]
Project period	5 years
CAGR	12.20%
Working capital	13.20%
Discount rate	14.50%
Shoestock CGU [member]
Disclosure of information for cash-generating units [line items]
Project period	Perpetual
CAGR	11.30%
Royalty	6.80%
Discount rate	14.50%